Investor A1 [Member] Average Annual Total Returns - Investor A1 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Investor A1
Prospectus [Line Items]
Average Annual Return, Percent	8.06%	(0.29%)	2.28%
Investor A1 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	(1.74%)	0.81%
Investor A1 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	(0.84%)	1.13%